Pension and Postretirement Benefits (Estimated Future Benefit Payments and Medicare Part D Reimbursements) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Pension [Member]
2015	$ 18.6	$ 24.8
2016	25.2	25.7
2017	25.7	26.3
2018	26.3	26.7
2019	26.7	25.2
2020 - 2024	137.0	137.0
Postretirement [Member]
2015	1.4	1.9
2016	1.8	1.7
2017	1.7	1.6
2018	1.6	1.5
2019	1.5	1.8
2020 - 2024	$ 6.1	$ 6.1